LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease, Liability [Abstract]
Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities	Below is a summary of the Company’s operating right-of-use assets and operating lease liabilities as of December 31, 2025, and 2024:
	December 31, 2025	December 31, 2024

Operating lease liabilities, current	286	277
Operating lease liabilities long-term	194	378
Total operating lease liabilities	480	655

Weighted average of remaining lease term	1.74	2.52
Weighted-average discount rate - operating leases	11.27%	9.92%

Schedule of Right-of-Use Assets Over the Remaining Lease Periods

Lease payments for the Company’s right-of-use assets over the remaining lease periods as of December 31, 2025, are as follows:

Year ended December 31,	U.S. dollars in thousands

2026	324
2027	201

Total undiscounted lease payment	525
Less: Interest (*)	(45)
Present value of lease liabilities	480

(*)	Future lease payments were discounted by 7.98%-25.59% interest rate.